Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalents [Line Items]
Cash on hand	$ 44	$ 54
Cash in banks	662,407	244,548
Other demand deposits	0	2,527
Total cash	662,451		$ 247,129
Short-term deposits, classified as cash equivalents	237,655	51,595	$ 51,595
Short-term investments, classified as cash equivalents	614,945	210,378
Total cash equivalents	852,600	261,973
Total cash and cash equivalents	$ 1,515,051	$ 509,102		$ 588,530	$ 556,066